Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest income
Loans, including fees	$ 11,979	$ 12,364
Mortgage-backed securities	14	22
Other securities	3	18
Interest-bearing deposits and other	156	419
Total interest income	12,152	12,823
Interest expense
Deposits	1,711	2,405
Borrowings	430	1,094
Total interest expense	2,141	3,499
Net interest income	10,011	9,324
Provision for loan losses	192	103
Net interest income after provision for loan losses	9,819	9,221
Non-interest income
Earnings on bank-owned life insurance	78	76
Net gains on sales of loans	380	186
Net gain (loss) on sales of REO	(19)	5
Valuation adjustment for REO	(19)	(36)
Net loss on sales of property	(2)
Other	177	168
Total non-interest income	595	399
Non-interest expense
Employee compensation and benefits	5,440	5,536
Data processing	647	541
Occupancy and equipment	567	568
FDIC insurance premiums	168
Voice and data communications	109	151
Advertising	153	170
Outside service fees	179	176
Audit and accounting	158	165
Franchise and other taxes	131	259
Foreclosure and REO expense, net	66	66
Goodwill impairment		13,560
Other	624	711
Total non-interest expense	8,242	21,903
Income (loss) before income taxes	2,172	(12,283)
Income tax expense
Current	575	128
Deferred	(223)	136
Total income tax expense	352	264
NET INCOME (LOSS)	$ 1,820	$ (12,547)
EARNINGS (LOSS) PER SHARE
Basic and diluted (in Dollars per share)	$ 0.22	$ (1.52)